OPERATING REVENUE (Tables)	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disaggregation of revenue from contracts with customers
The table below provides a breakdown of revenue from contracts with customers for the years ended December 31. In 2020, the Company presented ‘Service revenue’ (Mobile and Fixed) separately from ‘Sale of equipment and accessories’ and ‘Other revenue’, for each reportable segment.

	Service revenue						Sale of Equipment and accessories			Other revenue			Total revenue
	Mobile			Fixed
	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019	2021	2020	2019

Russia	2,916	2,917	3,485	552	523	539	472	366	446	10	13	11	3,950	3,819	4,481
Pakistan	1,285	1,134	1,229	—	—	—	18	11	6	105	88	86	1,408	1,233	1,321
Ukraine	980	869	812	68	59	52	—	—	—	7	5	6	1,055	933	870
Kazakhstan	459	392	379	91	78	66	17	7	2	2	2	39	569	479	486
Uzbekistan	193	196	255	1	1	2	—	—	—	—	1	1	194	198	258
Bangladesh	553	527	525	—	—	—	—	—	1	11	10	11	564	537	537
Others	81	102	135	—	19	27	—	4	8	—	—	2	81	125	172
HQ and eliminations	(15)	(31)	(34)	(17)	—	—	1	—	—	(2)	(2)	(2)	(33)	(33)	(36)

Total	6,452	6,106	6,786	695	680	686	508	388	463	133	117	154	7,788	7,291	8,089

Summary of breakdown of contract balances
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2021	December 31, 2020

Contract balances
Receivables (billed)	789	728
Receivables (unbilled)	49	41
Contract liabilities	(232)	(233)

Capitalized costs
Customer acquisition costs	149	128

Summary of capitalized customer acquisition costs
The following table provides a breakdown of contract balances and capitalized customer acquisition costs.

	December 31, 2021	December 31, 2020

Contract balances
Receivables (billed)	789	728
Receivables (unbilled)	49	41
Contract liabilities	(232)	(233)

Capitalized costs
Customer acquisition costs	149	128